UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10255

        Nuveen Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Dividend Advantage Municipal Fund 2 (NXZ)
	July 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 4.2% (2.9% of Total Investments)
$ 18,500	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2001A, 5.750%, 6/01/31	6/11 at 101.00	A2	$19,539,145

	Alaska – 0.7% (0.4% of Total Investments)
2,955	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/11 at 100.00	BBB	3,008,013
	Series 2001, 5.500%, 6/01/29

	Arizona – 0.7% (0.5% of Total Investments)
3,120	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/12 at 100.00	AAA	3,207,610
	2002B, 5.250%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)

	Arkansas – 0.4% (0.3% of Total Investments)
1,800	Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds, GNMA	1/12 at 100.00	AAA	1,835,676
	Mortgage-Backed Securities Program, Series 2002C, 5.400%, 1/01/34 (Alternative Minimum Tax)

	California – 10.9% (7.4% of Total Investments)
6,000	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2001Q,	6/11 at 101.00	AAA	6,273,960
	5.250%, 12/01/32
6,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	No Opt. Call	A+	5,910,840
	Series 2004G, 2.300%, 4/01/34 (Mandatory put 5/01/07)
13,825	California, Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2001A, 5.550%,	12/06 at 101.00	AAA	13,979,702
	12/01/25 – AMBAC Insured
11,200	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/28	8/13 at 100.00	A+	11,689,328
5,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	5,628,500
	Bonds, Series 2003A-1, 6.750%, 6/01/39
6,000	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B	6,633,900
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
190	Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and	9/06 at 100.00	Baa3	189,141
	Electric Company, Series 1966A, 4.000%, 3/01/16

48,215	Total California			50,305,371

	Colorado – 5.5% (3.8% of Total Investments)
2,730	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/11 at 100.00	AAA	3,140,073
	Peak-to-Peak Charter School, Series 2001, 7.500%, 8/15/21 (Pre-refunded 8/15/11)
10,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/28	9/10 at 31.42	AAA	2,668,500
	(Pre-refunded 9/01/10) – MBIA Insured
1,500	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2001,	5/11 at 101.00	N/R	1,621,815
	7.125%, 5/01/31 (Alternative Minimum Tax)
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	789,360
	12/15/22 – FSA Insured
5,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,	6/11 at 102.00	AAA	5,219,600
	5.250%, 6/15/41 – FSA Insured
	Northwest Parkway Public Highway Authority, Colorado, Senior Lien Revenue Bonds, Series 2001B:
22,000	0.000%, 6/15/28 – FSA Insured	6/11 at 35.65	AAA	6,272,420
17,650	0.000%, 6/15/29 – AMBAC Insured	6/11 at 33.45	AAA	4,722,258
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003,	6/14 at 101.00	N/R	1,099,770
	8.000%, 12/01/25

60,635	Total Colorado			25,533,796

	District of Columbia – 0.4% (0.2% of Total Investments)
1,145	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	1,215,475
	Series 2001, 6.250%, 5/15/24

	Florida – 5.0% (3.4% of Total Investments)
15,000	Jacksonville, Florida, Transportation Revenue Bonds, Series 2001, 5.250%, 10/01/29 –	10/11 at 100.00	AAA	15,660,000
	MBIA Insured
4,000	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Refunding Bonds, Miami	8/11 at 101.00	AAA	4,119,120
	Children’s Hospital, Series 2001A, 5.125%, 8/15/26 – AMBAC Insured
3,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	AAA	3,119,640
	5.375%, 10/01/32 – FGIC Insured (Alternative Minimum Tax)

22,000	Total Florida			22,898,760

	Hawaii – 2.2% (1.5% of Total Investments)
	Honolulu Board of Water Supply, Hawaii, Water System Revenue Bonds, Series 2001:
3,000	5.250%, 7/01/26 (Pre-refunded 7/01/11) – FSA Insured	7/11 at 100.00	AAA	3,195,390
6,725	5.250%, 7/01/31 (Pre-refunded 7/01/11) – FSA Insured	7/11 at 100.00	AAA	7,162,999

9,725	Total Hawaii			10,358,389

	Illinois – 11.2% (7.6% of Total Investments)
3,645	Chicago, Illinois, FHA/GNMA Collateralized Multifamily Housing Revenue Bonds, Stone Terrace	12/11 at 100.00	A+	3,750,814
	Apartments, Series 2001A, 5.750%, 12/20/42 (Alternative Minimum Tax)
1,350	Chicago, Illinois, FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series	4/11 at 105.00	AAA	1,374,678
	2001A, 6.250%, 10/01/32 (Alternative Minimum Tax)
14,920	Chicago, Illinois, General Obligation Bonds, Series 2001A, 5.250%, 1/01/33 – MBIA Insured	1/11 at 101.00	AAA	15,553,951
350	Chicago, Illinois, General Obligation Bonds, Series 2001A, 5.250%, 1/01/33 (Pre-refunded	1/11 at 101.00	AAA	373,629
	1/01/11) – MBIA Insured
285	Chicago, Illinois, General Obligation Refunding Bonds, Series 1996B, 5.125%, 1/01/25 –	1/08 at 100.00	AAA	288,423
	FGIC Insured
3,180	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation,	12/21 at 100.00	BBB	3,270,725
	Series 2002A, 6.250%, 12/01/32
5,000	Illinois Development Finance Authority, Revenue Bonds, Illinois Wesleyan University, Series	9/11 at 100.00	AAA	5,285,200
	2001, 5.500%, 9/01/32 – AMBAC Insured
3,100	Illinois Development Finance Authority, Revenue Bonds, Midwestern University, Series 2001B,	5/11 at 101.00	A–	3,282,590
	6.000%, 5/15/31
3,000	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational	5/12 at 101.00	Baa3	3,042,090
	Advancement Foundation Fund, University Center Project, Series 2002, 6.250%, 5/01/34
5,000	Illinois Health Facilities Authority, Revenue Bonds, Edward Hospital Obligated Group, Series	2/11 at 101.00	AAA	5,178,000
	2001B, 5.250%, 2/15/34 – FSA Insured
2,500	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 2006C-2,	2/16 at 100.00	AA	2,514,425
	5.050%, 8/01/27 (Alternative Minimum Tax)
2,275	Illinois, Sales Tax Revenue Bonds, Series 2001, 5.500%, 6/15/16	6/11 at 100.00	AAA	2,440,302
4,980	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	12/06 at 102.00	AAA	5,073,873
	Expansion Project, Series 1996A, 5.250%, 6/15/27 – AMBAC Insured

49,585	Total Illinois			51,428,700

	Indiana – 4.7% (3.2% of Total Investments)
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc.,	9/11 at 100.00	A–	2,048,660
	Series 2001, 5.500%, 9/15/31
2,500	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AAA	2,879,050
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – FSA Insured
	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A:
4,000	5.000%, 6/01/23 – FSA Insured	6/13 at 100.00	AAA	4,135,320
6,000	5.000%, 6/01/24 – FSA Insured	6/13 at 100.00	AAA	6,195,840
3,107	Indianapolis Airport Authority, Indiana, Special Facility Revenue Bonds, AAR Corporation	11/06 at 101.00	N/R	267,978
	Assumed Lease, Series 1995, 6.500%, 11/15/31 (Alternative Minimum Tax) (5)
6,100	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	2/09 at 102.00	BBB	6,307,095
	1999, 5.800%, 2/15/24

23,707	Total Indiana			21,833,943

	Iowa – 0.3% (0.1% of Total Investments)
1,000	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Wartburg	10/12 at 100.00	A (4)	1,083,760
	College, Series 2002, 5.500%, 10/01/28 (Pre-refunded 10/01/12) – ACA Insured

	Kansas – 3.9% (2.6% of Total Investments)
17,000	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi	11/11 at 101.00	A+	17,785,060
	Health System Inc., Series 2001-III, 5.625%, 11/15/31

	Louisiana – 4.3% (2.9% of Total Investments)
18,825	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	19,751,378
	Series 2001B, 5.875%, 5/15/39

	Massachusetts – 4.1% (2.8% of Total Investments)
2,875	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series	7/07 at 102.00	AAA	2,975,050
	1997, 5.750%, 7/01/39 – MBIA Insured (Alternative Minimum Tax)
15,585	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	1/07 at 102.00	AAA	15,785,891
	1997A, 5.000%, 1/01/37 – MBIA Insured

18,460	Total Massachusetts			18,760,941

	Michigan – 14.3% (9.7% of Total Investments)
	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A:
20,000	5.500%, 7/01/33 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 101.00	AAA	21,682,000
15,390	5.250%, 7/01/33 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 100.00	AAA	16,385,271
14,610	5.250%, 7/01/33 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 100.00	AAA	15,554,829
4,000	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of	10/09 at 102.00	Ba1	4,210,880
	Arts and Sciences Charter School, Series 2001A, 8.000%, 10/01/31
2,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	8/08 at 101.00	BB–	1,931,980
	Obligated Group, Series 1998A, 5.125%, 8/15/18
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center
	Obligated Group, Series 1993A:
2,000	6.250%, 8/15/13	8/06 at 100.00	BB–	2,000,760
4,000	6.500%, 8/15/18	8/06 at 100.00	BB–	4,002,000

62,000	Total Michigan			65,767,720

	Minnesota – 3.1% (2.1% of Total Investments)
14,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/11 at 100.00	AAA	14,500,780
	Series 2001A, 5.250%, 1/01/32 – FGIC Insured

	Missouri – 4.9% (3.3% of Total Investments)
21,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/11 at 101.00	AAA	22,473,360
	Series 2001A, 5.250%, 6/01/28 (Pre-refunded 6/01/11) – AMBAC Insured

	Montana – 0.7% (0.5% of Total Investments)
3,280	Montana Board of Housing, Single Family Program Bonds, Series 2001A-2, 5.700%, 6/01/32	12/10 at 100.00	AA+	3,356,818
	(Alternative Minimum Tax)

	Nevada – 4.0% (2.8% of Total Investments)
12,275	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 100.00	AAA	12,654,298
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured
3,500	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 102.00	N/R	3,583,440
	Monorail Project, Second Tier, Series 2000, 7.375%, 1/01/40
2,330	Henderson, Nevada, Healthcare Facility Revenue Bonds, Catholic Healthcare West, Series 1998A,	7/08 at 101.00	A–	2,380,025
	5.250%, 7/01/18

18,105	Total Nevada			18,617,763

	New Hampshire – 2.1% (1.5% of Total Investments)
8,000	New Hampshire Business Finance Authority, Pollution Control Remarketed Revenue Refunding	10/08 at 102.00	Baa1	8,315,520
	Bonds, Connecticut Light and Power Company, Series 1992A, 5.850%, 12/01/22
1,475	New Hampshire Housing Finance Agency, Single Family Mortgage Acquisition Bonds, Series 2001A,	5/11 at 100.00	Aa2	1,481,284
	5.700%, 1/01/31 (Alternative Minimum Tax)

9,475	Total New Hampshire			9,796,804

	New Jersey – 2.4% (1.6% of Total Investments)
3,995	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/10 at 101.00	B	4,190,036
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
465	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	486,609
	Series 2002, 5.750%, 6/01/32
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
2,200	6.375%, 6/01/32	6/13 at 100.00	BBB	2,398,990
425	6.750%, 6/01/39	6/13 at 100.00	BBB	477,096
3,085	6.250%, 6/01/43	6/13 at 100.00	BBB	3,347,410

10,170	Total New Jersey			10,900,141

	New Mexico – 5.3% (3.6% of Total Investments)
	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare
	Services, Series 2001A:
12,000	5.500%, 8/01/25 (Pre-refunded 8/01/11)	8/11 at 101.00	AA– (4)	12,953,280
10,800	5.500%, 8/01/30 (Pre-refunded 8/01/11)	8/11 at 101.00	AA– (4)	11,657,952

22,800	Total New Mexico			24,611,232

	New York – 6.4% (4.4% of Total Investments)
4,900	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	Ba1	5,277,202
	Group, Series 2000A, 6.625%, 7/01/19
6,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001L,	5/11 at 100.00	A–	6,276,660
	5.375%, 5/01/33
5,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	B	5,791,150
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
12,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 101.00	AA+	12,322,200
	Bonds, Fiscal Series 2001C, 5.125%, 6/15/33

27,900	Total New York			29,667,212

	North Carolina – 1.7% (1.1% of Total Investments)
2,950	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales	4/13 at 100.00	AAA	3,016,051
	University, Series 2003A, 5.000%, 4/01/33 – XLCA Insured
4,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	1/09 at 102.00	BBB	4,729,905
	1999B, 5.600%, 1/01/15

7,450	Total North Carolina			7,745,956

	North Dakota – 0.5% (0.4% of Total Investments)
2,335	North Dakota Housing Finance Agency, Home Mortgage Finance Program Refunding Bonds, Series	7/10 at 100.00	Aa1	2,365,402
	2001A, 5.550%, 1/01/32 (Alternative Minimum Tax)

	Ohio – 0.4% (0.3% of Total Investments)
1,845	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2003,	6/13 at 100.00	AAA	1,901,383
	5.000%, 12/01/28 – FGIC Insured

	Oklahoma – 0.8% (0.6% of Total Investments)
	Oklahoma Development Finance Authority, Revenue Refunding Bonds, Hillcrest Healthcare System,
	Series 1999A:
2,655	5.125%, 8/15/10 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	2,776,758
1,000	5.200%, 8/15/11 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	1,047,990

3,655	Total Oklahoma			3,824,748

	Oregon – 3.8% (2.6% of Total Investments)
8,000	Clackamas County Hospital Facility Authority, Oregon, Revenue Refunding Bonds, Legacy Health	5/11 at 101.00	AA–	8,318,960
	System, Series 2001, 5.250%, 5/01/21
9,000	Oregon Department of Administrative Services, Certificates of Participation, Series 2001D,	5/11 at 101.00	AAA	9,218,250
	5.000%, 5/01/26 – AMBAC Insured

17,000	Total Oregon			17,537,210

	Pennsylvania – 3.6% (2.5% of Total Investments)
5,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn	11/10 at 102.00	Ba3	5,914,900
	Allegheny Health System, Series 2000B, 9.250%, 11/15/30
1,930	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB–	2,034,297
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
	Minimum Tax)
8,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, UPMC Health System,	1/11 at 101.00	Aa3	8,664,560
	Series 2001A, 6.000%, 1/15/31

14,930	Total Pennsylvania			16,613,757

	South Dakota – 1.1% (0.7% of Total Investments)
4,820	South Dakota Housing Development Authority, Remarketed Homeownership Mortgage Bonds, Series	5/09 at 102.00	AAA	4,958,912
	1997E-4, 5.450%, 5/01/18 (Alternative Minimum Tax)

	Texas – 24.6% (16.8% of Total Investments)
7,500	Austin, Texas, Electric Utility System Revenue Refunding Bonds, Series 2001, 5.000%,	11/10 at 100.00	AAA	7,658,925
	11/15/30 – FSA Insured
	Dallas-Fort Worth International Airport Public Facility Corporation, Texas, Airport Hotel
	Revenue Bonds, Series 2001:
15,000	5.250%, 1/15/26 – FSA Insured	1/09 at 100.00	AAA	15,356,550
1,750	5.200%, 1/15/31 – FSA Insured	1/09 at 100.00	AAA	1,787,940
6,000	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A,	9/14 at 100.00	N/R	6,480,720
	7.125%, 9/01/34
10,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	4/12 at 100.00	Ba1	11,189,000
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)
3,000	Harris County Health Facilities Development Corporation, Texas, Revenue Bonds, Christus	7/09 at 101.00	AAA	3,157,350
	Health, Series 1999A, 5.375%, 7/01/24 (Pre-refunded 7/01/09) – MBIA Insured
30,980	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	11/11 at 100.00	AAA	32,166,840
	2001B, 5.250%, 11/15/40 – MBIA Insured
40,000	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series	11/30 at 54.04	AAA	6,437,200
	2001A, 0.000%, 11/15/40 – MBIA Insured
	Hays Consolidated Independent School District, Hays County, Texas, General Obligation School
	Building Bonds, Series 2001:
10,715	0.000%, 8/15/25 (Pre-refunded 8/15/11)	8/11 at 43.18	AAA	3,778,109
12,940	0.000%, 8/15/26 (Pre-refunded 8/15/11)	8/11 at 40.60	AAA	4,290,775
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
5,000	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	AAA	1,558,250
5,000	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	AAA	1,477,400
5,000	Metro Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Wilson N.	1/11 at 100.00	B1	5,148,900
	Jones Memorial Hospital, Series 2001, 7.250%, 1/01/31
10,500	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2001,	8/11 at 100.00	Aa1	10,846,710
	5.250%, 8/01/35
2,000	Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	5/11 at 101.00	Baa3	2,163,720
	Shannon Health System Project, Series 2001, 6.750%, 5/15/21

165,385	Total Texas			113,498,389

	Virginia – 0.3% (0.2% of Total Investments)
5,000	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll	8/08 at 23.55	AAA	1,086,850
	Road, Series 1998B, 0.000%, 8/15/33 (Pre-refunded 8/15/08)

	Washington – 5.9% (4.1% of Total Investments)
	Seattle, Washington, Municipal Light and Power Revenue Refunding and Improvement Bonds,
	Series 2001:
4,820	5.500%, 3/01/19 – FSA Insured	3/11 at 100.00	AAA	5,109,923
7,250	5.125%, 3/01/26 – FSA Insured	3/11 at 100.00	AAA	7,431,903
3,500	Tacoma, Washington, Electric System Revenue Refunding Bonds, Series 2001A, 5.750%, 1/01/18	1/11 at 101.00	AAA	3,806,845
	(Pre-refunded 1/01/11) – FSA Insured
7,500	Washington State Healthcare Facilities Authority, Revenue Bonds, Sisters of Providence Health	10/11 at 100.00	AAA	7,808,850
	System, Series 2001A, 5.250%, 10/01/21 – MBIA Insured
970	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	1,057,659
	Series 2002, 6.500%, 6/01/26
2,100	Washington, Certificates of Participation, Washington Convention and Trade Center, Series	7/09 at 100.00	AAA	2,167,872
	1999, 5.125%, 7/01/13 – MBIA Insured

26,140	Total Washington			27,383,052

	West Virginia – 1.1% (0.8% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	5,111,100
	Series 2003L, 5.500%, 10/01/22

	Wisconsin – 0.7% (0.5% of Total Investments)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/12 at 100.00	N/R (4)	1,158,120
	Healthcare, Series 2002A, 7.375%, 5/01/26 (Pre-refunded 5/01/12)
2,100	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A	2,129,673
	Services Inc., Series 2003A, 5.125%, 8/15/33

3,100	Total Wisconsin			3,287,793

$ 742,062	Total Long-Term Investments (cost $626,452,421) – 146.2%			673,552,399

	Short-Term Investments – 0.4% (0.3% of Total Investments)
1,000	Metropolitan Transportation Authority, New York, Transportation Adjustable Revenue Bonds,		A–1+	1,000,000
	Series 2005G, 3.680%, 11/01/26 (6)
1,000	New Jersey Economic Development Authority, Dock Facility Revenue Refunding Bonds, Bayonne/IMTT		VMIG-1	1,000,000
	Project, Variable Rate Demand Obligations, Series 1993C, 3.650%, 12/01/27 (6)

$ 2,000	Total Short-Term Investments (cost $2,000,000)			2,000,000

	Total Investments (cost $628,452,421) – 146.6%			675,552,399

	Other Assets Less Liabilities – 1.6%			7,256,936

	Preferred Shares, at Liquidation Value – (48.2)%			(222,000,000)

	Net Assets Applicable to Common Shares – 100%			$460,809,335

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's
Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	On December 9, 2002, UAL Corporation (“UAL”), the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely that United would not remain current on their interest payment obligations with respect to the bonds previously held and thus the Fund had stopped accruing interest on its UAL bonds.
(6)	Investment has a maturity of more than one year, but has variable rate and features which qualify it as a short-term investment. The rate disclosed is that currently in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At July 31, 2006, the cost of investments was $632,129,507.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2006, were as follows:

Gross unrealized:
Appreciation	$49,126,257
Depreciation	(5,703,365)

Net unrealized appreciation (depreciation) of investments	$43,422,892

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         September 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        September 28, 2006

* Print the name and title of each signing officer under his or her signature.